Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.25%
New York–99.49%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$2,445	$2,211,600
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	457,928
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	221,377
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,071,373
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	164,804
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $2,442,107)(a)(b)	5.25%	04/01/2035	2,442	73,263
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $689,002)(a)(b)(c)	5.00%	10/01/2038	681	20,446
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	750	745,299
Series 2019, RB	4.00%	07/01/2049	700	689,055
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,163,174
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	152,196
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2052	1,500	1,575,667
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	174,372
Series 2017, Ref. RB	5.00%	08/01/2036	290	295,495
Series 2017, Ref. RB	5.00%	08/01/2047	600	603,029
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	190,715
Series 2019, RB(c)	5.75%	02/01/2049	230	230,158
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	650,820
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	1,225	1,197,900
Series 2013 A-1, RB	5.75%	07/01/2033	790	763,516
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2043	1,730	1,716,383
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,196,909
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,116
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,134
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,123
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,115
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,118
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,096
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,078
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,076
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,059
Series 2007, GO Bonds	5.00%	12/15/2036	45	44,218
Series 2007, GO Bonds	5.00%	12/15/2037	45	44,024
Series 2007, GO Bonds	5.00%	12/15/2038	50	49,057
Series 2007, GO Bonds	5.00%	12/15/2039	50	48,966
Series 2007, GO Bonds	5.00%	12/15/2040	55	53,904
Series 2007, GO Bonds	5.00%	12/15/2041	55	53,919
Series 2007, GO Bonds	5.00%	12/15/2042	60	58,556
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,114
Series 2014, RB	5.00%	05/01/2039	100	100,078
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	11,400	11,514,094
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	1,500	1,431,777
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	840	930,582
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2036	160	166,897
Series 2017, Ref. RB	5.00%	07/01/2042	500	516,696
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2049	$500	$562,470
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	74,182
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,828,628
Series 2005 D, RB(d)	0.00%	06/01/2055	74,000	6,088,143
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	4,950	5,235,230
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	17,535	5,022,213
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	898,024
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	2,750,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,713,761
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	300,331
Series 2014, RB	5.00%	07/01/2034	300	300,205
Series 2014, RB	5.00%	07/01/2039	250	250,106
Series 2014, RB	5.00%	07/01/2044	200	200,324
Series 2017, Ref. RB	5.00%	07/01/2029	100	103,281
Series 2017, Ref. RB	5.00%	07/01/2030	80	82,435
Series 2017, Ref. RB	5.00%	07/01/2031	75	77,059
Series 2017, Ref. RB	5.00%	07/01/2032	135	138,450
Series 2017, Ref. RB	5.00%	07/01/2035	135	137,663
Series 2017, Ref. RB	5.00%	07/01/2036	110	112,036
Series 2017, Ref. RB	5.00%	07/01/2038	80	81,277
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,070	1,664,724
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,515,484
Series 2017, RB	5.00%	09/01/2042	4,000	4,159,145
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	1,000	1,092,553
Series 2023 E, RB	5.00%	09/01/2053	2,000	2,175,025
Metropolitan Transportation Authority;
Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,047,207
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,154,274
Series 2016 C-1, RB	5.25%	11/15/2056	12,100	12,274,356
Subseries 2015 A-1, RB	5.00%	11/15/2045	650	651,961
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,548,685
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,715	5,776,903
Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,647,633
Series 2024, Ref. RB	5.00%	11/15/2049	5,000	5,504,267
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(c)	5.00%	07/01/2044	1,000	1,037,741
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2028	350	350,559
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2029	500	500,801
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2038	150	150,215
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,452,437
Series 2017, RB	5.00%	12/01/2036	1,400	1,429,756
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,705	1,578,763
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	100	110,205
Series 2024, Ref. RB	5.25%	06/01/2054	250	271,831
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	725	699,151
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,661,328
Series 2020 B, RB	5.38%	07/01/2025	90	89,446
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	$1,075	$1,076,608
Series 2016 A, RB	5.00%	11/15/2056	17,065	17,090,103
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(e)	5.00%	07/01/2049	1,695	1,770,579
Series 2019 A, GO Bonds (INS - AGM)(e)	5.00%	04/01/2043	1,490	1,577,885
Series 2024 A, GO Bonds	4.00%	04/01/2054	1,000	999,588
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	625	620,723
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/14/2014-10/16/2018; Cost $3,189,210)(a)(b)	5.00%	01/01/2058	3,133	473,444
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,540,000)(a)(b)(c)	9.00%	01/01/2041	1,540	1,540,000
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	234,922
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,607	2,556,969
Series 2006 D, RB(d)	0.00%	06/01/2060	60,000	3,959,298
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,276,588
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	352,826
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	569,341
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	453,330
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	200,965
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	225,769
New York & New Jersey (States of) Port Authority;
Series 2024, Ref. RB	5.00%	07/15/2054	500	548,374
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	1,500	1,646,695
Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,101,814
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,021
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,622,294
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,986,447
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,539,602
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	10,793,021
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	1,585	1,380,587
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,000	1,106,402
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,592,870
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	750	840,919
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	470	466,248
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	71,647
Series 2005 E-2, RB	6.13%	11/01/2035	220	166,756
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	2,880	2,916,409
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,276,702
Series 2020, Ref. RB (INS - AGM)(e)	3.00%	03/01/2049	740	601,187
New York (City of), NY Municipal Water Finance Authority;
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,034,696
Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,599,358
Series 2021 AA-1, RB(f)	4.00%	06/15/2050	18,090	18,063,471
Series 2021 CC-1, RB(f)	4.00%	06/15/2051	11,000	10,941,814
Series 2024 AA, RB	5.25%	06/15/2053	2,000	2,247,507
Series 2024 AA, RB	4.00%	06/15/2054	1,250	1,236,174
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	$1,395	$1,397,805
Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,034,937
Series 2018 C-3, RB	4.00%	05/01/2045	4,000	4,004,506
Series 2019 B-1, RB	4.00%	11/01/2042	6,000	6,017,831
Series 2020 C-1, RB	4.00%	05/01/2036	300	311,935
Series 2020, RB	4.00%	05/01/2044	10,000	10,056,544
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	4,116,290
Series 2024 C, RB	5.25%	05/01/2049	4,000	4,498,206
Series 2024 D, RB	5.50%	05/01/2052	1,000	1,147,511
Series 2024, RB	4.13%	05/01/2052	1,000	1,002,067
Series 2024, RB	5.00%	05/01/2052	1,000	1,093,543
Subseries 2016 F-3, RB	3.25%	02/01/2041	3,500	3,295,963
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	400	438,023
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	431,021
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	322,835
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,117,558
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,169,258
Series 2020 D, Ref. RB	4.00%	02/15/2047	4,015	3,991,737
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	896,418
Series 2024 A, RB	5.50%	05/01/2049	200	220,286
Series 2024 A, RB	5.00%	03/15/2054	1,500	1,648,469
Series 2024 A, RB	5.50%	05/01/2056	350	383,359
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	5,300	4,395,553
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,395	1,300,140
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	3,000	3,018,796
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,214,091
Series 2012 B, RB	5.00%	07/01/2032	105	104,996
Series 2012 B, RB	4.75%	07/01/2039	300	290,779
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2027	6,425	6,576,938
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2028	3,765	3,875,205
New York (State of) Dormitory Authority (Fordham University);
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	780,367
Series 2020, RB	4.00%	07/01/2046	10,800	10,822,379
Series 2020, RB	4.00%	07/01/2050	2,000	1,984,272
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2020 A, Ref. RB	4.00%	09/01/2050	500	467,675
Series 2024, RB	5.50%	11/01/2044	1,000	1,123,392
New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB	5.00%	07/01/2045	340	341,225
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	608,320
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,769,136
Series 2022 A, Ref. RB	4.00%	07/01/2047	545	539,703
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,754,392
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,220,097
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	3,000	3,319,607
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2030	400	401,280
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	299,688
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	298,518
Series 2017, Ref. RB(c)	5.00%	12/01/2035	300	296,341
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	507,252
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	$100	$100,852
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,241,355
Series 2017 A-2, RB(c)	5.38%	09/01/2050	4,800	3,857,836
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(b)(c)	5.38%	10/01/2042	1,425	1,156,318
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,584,432
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	500	538,774
Series 2024, RB (INS - AGC)(e)	5.50%	10/01/2054	2,000	2,243,501
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,052,265
Series 2024 A-1, RB	5.00%	06/15/2054	500	532,284
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	150	152,273
Series 2023 252, RB	4.55%	10/01/2048	250	252,356
Series 2023 252, RB	4.65%	10/01/2053	225	227,677
Series 2023-255, RB	5.00%	10/01/2053	3,000	3,102,914
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	5,850	5,852,759
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,918,056
Series 2024 A, RB	4.00%	11/15/2054	1,000	994,892
New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(e)	4.00%	11/15/2047	2,650	2,657,582
Series 2023, RB (INS - AGM)(e)	5.13%	11/15/2058	5,500	6,044,235
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2046	1,000	1,012,615
Series 2016 A, RB	5.25%	01/01/2056	10,000	10,140,687
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	201,277
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	359,728
Series 2019 B, RB	4.00%	01/01/2045	3,900	3,867,001
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,866,363
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	2,000	2,157,000
Series 2022 C, RB(f)	5.00%	03/15/2053	13,500	14,559,749
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,303,952
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,641,249
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	3,016,902
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,291,620
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2037	9,000	9,138,817
Series 2017, RB	5.00%	12/15/2041	12,800	13,365,294
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	1,000	1,101,711
Series 2022, Ref. RB	5.00%	09/15/2052	750	825,012
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,011
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2023, RB	4.80%	02/01/2053	3,240	3,340,142
Series 2024 C-1, RB	4.50%	08/01/2054	1,000	1,015,545
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	160	160,114
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	15	15,291
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	820	798,806
Series 2010 A, RB(c)	6.25%	06/01/2041	2,075	2,075,213
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	25,000	11,241,835
Series 2005 S-3, RB(d)	0.00%	06/01/2055	84,200	7,519,464
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	7,131,415
New York Counties Tobacco Trust VI; Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,047,754
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	$13,580	$15,856,243
Series 2007, RB	5.50%	10/01/2037	5,025	6,044,830
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	3,845	3,097,763
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,772,832
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	4.00%	12/01/2042	3,700	3,659,204
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	451,234
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(e)	4.00%	12/01/2038	180	182,537
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	325	280,668
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	286,504
Series 2017, Ref. RB	5.00%	05/01/2034	200	204,334
Series 2017, Ref. RB	5.00%	05/01/2037	250	254,038
Series 2017, Ref. RB	5.00%	05/01/2040	150	152,088
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	2,365	2,375,285
Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,505,074
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,022,018
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,096,237
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	155	157,014
Series 2001, RB	5.75%	08/15/2043	3,160	3,203,424
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	446,283
Series 2022, Ref. RB	5.25%	07/01/2040	265	294,373
Series 2022, Ref. RB	5.25%	07/01/2047	335	364,932
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	240	223,334
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,567,443
Series 2024, RB	6.00%	12/01/2053	500	524,873
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	915	907,621
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	6,210	6,252,000
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,182,947
Series 2016 C-2, RB(c)	5.35%	11/01/2049	1,160	1,167,845
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	82,500
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	696,250
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,281,993
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	1,976,545
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	1,950,233
Series 2024 A-1, RB	5.25%	11/15/2051	500	561,340
Series 2024 A-1, RB	5.25%	05/15/2059	7,500	8,269,079
Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	9,625	10,698,288
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	800	897,366
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,900	3,067,972
Series 2021 A, RB	5.00%	11/15/2056	5,700	6,047,910
Series 2021 A, RB(f)	5.00%	11/15/2056	12,500	13,262,961
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,674,351
Series 2022, RB(f)	5.25%	05/15/2057	10,000	10,915,369
Series 2023 A, RB	4.25%	05/15/2058	10,000	10,106,151
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	$8,000	$7,521,242
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,160,873
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,090,991
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,811
Series 2014 A, RB	5.00%	11/01/2044	2,128	2,021,923
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	831,622
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,279,709
Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	1,125,063
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	478,906
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (INS - AGM)(e)	5.75%	11/01/2048	2,095	2,374,846
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	8,070,932
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	664,860
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	429,992
Series 2019 A, RB	5.00%	10/15/2049	640	643,531
				667,912,256
Puerto Rico–6.76%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,520	2,533,388
Series 2002, RB	5.63%	05/15/2043	9,700	9,816,355
Series 2005 A, RB(d)	0.00%	05/15/2050	8,800	1,727,397
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(d)(g)	0.00%	08/01/2031	4,055	0
PRIFA Custodial Trust;
Series 2005 A, RB(d)	0.00%	03/15/2049	402	125,654
Series 2022, RB(d)	0.00%	03/15/2049	3,658	1,644,297
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	473	327,993
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	204	206,836
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	424,837
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	431,076
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	432,658
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	765,506
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	327,215
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	278,721
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	371,708
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	3,153	3,007,198
Subseries 2022, RN(d)	0.00%	11/01/2043	4,673	2,891,213
Subseries 2022, RN(d)	0.00%	11/01/2051	3	1,767
Subseries 2022, RN(d)	0.00%	11/01/2051	267	86,959
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(e)	5.00%	07/01/2027	1,000	997,279
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	130	124,381
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	80	80,106
Series 2012, Ref. RB	5.00%	10/01/2042	150	150,346
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	476,551
Series 2018 A-1, RB(d)	0.00%	07/01/2046	13,597	4,606,460
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,456,376
Series 2018 A-1, RB	5.00%	07/01/2058	5,182	5,205,391
Series 2019 A-2, RB	4.54%	07/01/2053	71	70,058
Series 2019 A-2, RB	4.78%	07/01/2058	953	954,956
Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,904,916
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	$1,000	$997,787
Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,930,636
				45,356,021
TOTAL INVESTMENTS IN SECURITIES(h)–106.25% (Cost $727,919,944)				713,268,277
FLOATING RATE NOTE OBLIGATIONS–(6.74)%
Notes with interest and fee rates ranging from 3.41% to 3.43% at 11/30/2024 and contractual maturities of collateral ranging from 06/15/2050 to 05/15/2057(i)				(45,240,000)
BORROWINGS–(0.60)%				(4,000,000)
OTHER ASSETS LESS LIABILITIES–1.09%				7,281,214
NET ASSETS–100.00%				$671,309,491
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $5,635,903, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at November 30, 2024 was $3,263,471, which represented less than 1% of the Fund’s Net Assets.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $50,010,639, which represented 7.45% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(i)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Fund’s investments with a value of $67,743,364 are held by TOB Trusts and serve as collateral for the $45,240,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$713,268,277	$0	$713,268,277
Invesco Rochester® AMT-Free New York Municipal Fund